Operating expenses (Details) - Schedule of operating loss from continuing operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of operating loss from continuing operations [Abstract]
Depreciation of property, plant and equipment	£ 5,897	£ 705
Amortization of Intangibles	1,292	76
Expensed research and development cost	6,697	1,010
Operating expenses, total	£ 13,886	£ 1,791